Note 4 - Exploration and Evaluation Assets - Royalty Schedule (Details)	Sep. 30, 2024 CAD ($)
Silver price under 5.00 [member]
Statement Line Items [Line Items]
Minimum monthly royalty	$ 125
Production royalty	3.00%
Silver price between 5.00 and 6.99 [member]
Statement Line Items [Line Items]
Minimum monthly royalty	$ 250
Production royalty	4.00%
Silver price between 7.00 and 8.99 [member]
Statement Line Items [Line Items]
Minimum monthly royalty	$ 500
Production royalty	5.00%
Silver price between 9.00 and 10.99 [member]
Statement Line Items [Line Items]
Minimum monthly royalty	$ 1,000
Production royalty	6.00%
Silver price between 11.00 and 14.99 [member]
Statement Line Items [Line Items]
Minimum monthly royalty	$ 1,500
Production royalty	7.00%
Silver price over 15.00 [member]
Statement Line Items [Line Items]
Minimum monthly royalty	$ 2,000
Production royalty	8.00%